ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
General and administration	3,683,931	4,189,685
Occupancy costs	44,232	138,874
Patient services expenses	1,029,479	381,887
Research and development	801,901	206,151
Sales and marketing	92,856	105,382
Property, plant and equipment	194,273	326,131
	5,846,672	5,348,110